Deferred Revenue, textual (Details) ([DeferredRevenueFromTimeCharterAttachedMember], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
[DeferredRevenueFromTimeCharterAttachedMember]
Deferred Revenue Arrangement [Line Items]
Deferred Revenue Amortization	$ 4,231	$ 5,114	$ 5,114